Segment Information (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($) item
Revenue information of the Group
Total revenues	$ 559,511,110	$ 575,803,936	$ 496,022,873
Net accounts receivable	71,390,171	113,991,480
Accounts receivable | Customer risk | Customer A
Revenue information of the Group
Net accounts receivable	$ 11,694,364	$ 14,011,827
Revenue | Customer risk
Revenue information of the Group
Number of customers | item	0	0	0
E-commerce
Revenue information of the Group
Total revenues	$ 419,023,733	$ 420,552,177	$ 326,679,871
Online advertising
Revenue information of the Group
Total revenues	117,948,842	134,229,255	155,049,818
Listing
Revenue information of the Group
Total revenues	$ 22,538,535	$ 21,022,504	$ 14,293,184